SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2013
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (PARENT COMPANY ONLY)
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (PARENT COMPANY ONLY)

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO.,LTD

(PARENT COMPANY ONLY)

CONDENSED BALANCE SHEETS

	December 31,
	2012	2013
	(In thousands of RMB except share and per share amounts)
ASSETS
Cash and cash equivalents	28,171	33,090
Due from subsidiaries	2,915	2,391
Prepaid expenses and other current assets	1,177	653
Investment in subsidiaries	851,677	908,171
Total assets	883,940	944,305
LIABILITIES AND EQUITY
Due to subsidiaries	8,322	8,322
Prepaid subscription	391	153
Accrued expenses	3,932	3,373
Total liabilities	12,645	11,848

Equity:
Ordinary shares, par value $.001, 1,000,000,000 shares authorized, 104,404,831and 106,296,674 shares issued and outstanding as of December 31, 2012 and 2013, respectively	745	756
Additional paid-in capital	719,641	743,219
Retained earnings	158,068	197,618
Accumulated other comprehensive loss	(7,159)	(9,136)
Total equity	871,295	932,457
Total liabilities and equity	883,940	944,305

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO., LTD.

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31,
	2011	2012	2013
	(In thousands of RMB)

Operating costs and expenses	(19,685)	(19,505)	(18,991)
Loss from operations	(19,685)	(19,505)	(18,991)
Other income	1,127	472	956
Equity in earnings of subsidiaries	11,608	94,669	57,585
Net income(loss) attributable to Country Style Cooking Restaurant Chain Co., Ltd.	(6,950)	75,636	39,550

Other comprehensive loss, net of tax:
Foreign currency translation adjustments	(1,315)	(69)	(1,977)
Comprehensive income (loss)	(8,265)	75,567	37,573

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO., LTD.

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF CHANGES IN EQUITY

					Accumulated
			Additional		Other
	Ordinary Shares		Paid in	Retained	Comprehensive
	Shares	Amount	Capital	Earnings	Loss	Total Equity
	(In thousands of RMB except share and per share amounts)

Balance at January 1, 2011	103,080,000	736	682,577	89,382	(5,775)	766,920
Net loss	—	—	—	(6,950)	—	(6,950)
Issuance of ordinary shares upon exercise of options and vesting of restricted shares	764,239	5	4,600	—	—	4,605
Share-based compensation	—	—	15,818	—	—	15,818
Foreign currency translation adjustments	—	—	—	—	(1,315)	(1,315)
Balance at December 31, 2011	103,844,239	741	702,995	82,432	(7,090)	779,078
Net income	—	—	—	75,636	—	75,636
Issuance of ordinary shares upon exercise of options and vesting of restricted shares	560,592	4	946	—	—	950
Share-based compensation	—	—	15,700	—	—	15,700
Foreign currency translation adjustments	—	—	—	—	(69)	(69)
Balance at December 31, 2012	104,404,831	745	719,641	158,068	(7,159)	871,295
Net income	—	—	—	39,550	—	39,550
Issuance of ordinary shares upon exercise of options and vesting of restricted shares	1,891,843	11	7,684	—	—	7,695
Share-based compensation	—	—	15,894	—	—	15,894
Foreign currency translation adjustments	—		—	—	(1,977)	(1,977)
Balance at December 31, 2013	106,296,674	756	743,219	197,618	(9,136)	932,457

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO., LTD.

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2011	2012	2013
	(In thousands of RMB)
Cash flows from operating activities:
Net income(loss) attributable to Country Style Cooking Restaurant Chain Co., Ltd.	(6,950)	75,636	39,550
Equity in earnings of subsidiaries	(11,608)	(94,669)	(57,585)
Adjustments to reconcile net income(loss) to net cash used in operating activities:
Share-based compensation	15,818	15,700	15,894
Decrease (Increase) in due from subsidiaries	30,747	(1,477)	(953)
Increase (Decrease) in due to subsidiaries	46	(46)	(46)
Decrease in prepaid expenses and other current assets	2,117	697	1,221
Increase (Decrease) in accrued liabilities	1,124	(1,368)	(1,929)
Net cash provided by (used in) operating activities	31,294	(5,527)	(3,848)

Cash flows from investing activities:
Net cash used in investing activities	—	—	—

Cash flows from financing activities:
Proceeds from early exercise of employee stock options	3,085	693	7,467
Ordinary share issuance costs	(891)	—	—
Net cash provided by financing activities	2,194	693	7,467

Effect of exchange rate change	(1,112)	388	1,300
Net increase (decrease) in cash and cash equivalents	32,376	(4,446)	4,919
Cash and cash equivalents, beginning of year	241	32,617	28,171
Cash and cash equivalents, end of year	32,617	28,171	33,090

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12004(a) and 50040(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.